Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets
(6)	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets include the following:

(in thousands)	December 31, 2019	December 31, 2018
Clinical trial expenses	725	—
Insurance premiums	589	140
Security deposit	51	51
Income tax and VAT receivable	31	579
Other[1]	363	128
Total prepaid expenses and other current assets	$1,759	$898

[1]Other consists of various prepaid expenses and other current assets, with no individual item accounting for more than 5% at December 31, 2019 and 2018.